Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments And Financial Risk Management [Abstract]
Schedule of financial liabilities measured at fair value
December 31
2017
NIS in thousands
Fair value of convertible debentures	14,015
Unrecognized Day 1 Loss	(1,376)
Debentures, net	12,639

Schedule of Level 3 financial instruments
2017
NIS in thousands
Opening balance as of January 1, 2017	—
Issuance of Debentures	(14,049)
Profit from changes in fair value of debentures	34
Closing balance as of December 31, 2017	(14,015)